Private Real Estate Strategy via Liquid REITs ETF

SCHEDULE OF INVESTMENTS at October 31, 2023 (Unaudited)

	Shares	Value
Real Estate Investment Trusts (1) - 97.1%
REITS - Apartments - 44.1%
American Homes 4 Rent - Class A	3,852	$126,115
Apartment Income REIT Corp.	408	11,918
AvalonBay Communities, Inc.	156	25,855
Camden Property Trust	2,448	207,786
Centerspace	240	11,659
Equity Residential	450	24,899
Essex Property Trust, Inc.	60	12,835
Independence Realty Trust, Inc.	15,198	188,303
Invitation Homes, Inc.	3,924	116,504
Mid-America Apartment Communities, Inc.	1,800	212,670
NexPoint Residential Trust, Inc.	1,962	52,954
UDR, Inc.	4,404	140,091
		1,131,589
REITS - Diversified - 11.4%
Digital Realty Trust, Inc.	792	98,493
Gaming and Leisure Properties, Inc.	300	13,617
Veris Residential, Inc.	876	11,730
VICI Properties, Inc.	6,030	168,237
		292,077
REITS - Health Care - 2.3%
CareTrust REIT, Inc.	378	8,135
Omega Healthcare Investors, Inc.	240	7,944
Ventas, Inc.	492	20,890
Welltower, Inc.	276	23,076
		60,045
REITS - Hotels - 3.3%
Apple Hospitality REIT, Inc.	576	9,032
DiamondRock Hospitality Co.	1,080	8,349
Hersha Hospitality Trust	1,458	14,463
Host Hotels & Resorts, Inc.	846	13,096
Pebblebrook Hotel Trust	1,038	12,383
Summit Hotel Properties, Inc.	1,308	7,377
Sunstone Hotel Investors, Inc.	1,404	13,057
Xenia Hotels & Resorts, Inc.	708	8,234
		85,991
REITS - Manufactured Homes - 2.2%
Equity LifeStyle Properties, Inc.	456	30,005
Sun Communities, Inc.	228	25,363
		55,368

	Shares	Value
REITS - Office Property - 3.0%
Alexandria Real Estate Equities, Inc.	174	$16,205
Boston Properties, Inc.	384	20,571
Brandywine Realty Trust	2,040	7,630
Cousins Properties, Inc.	696	12,437
Douglas Emmett, Inc.	720	8,071
Highwoods Properties, Inc.	666	11,915
		76,829
REITS - Shopping Centers - 3.3%
Acadia Realty Trust	1,038	14,864
Brixmor Property Group, Inc.	420	8,732
Federal Realty Investment Trust	156	14,226
Kimco Realty Corp.	924	16,576
Regency Centers Corp.	390	23,501
Retail Opportunity Investments Corp.	666	7,819
		85,718
REITS - Storage - 2.0%
Extra Space Storage, Inc.	312	32,320
Public Storage	78	18,619
		50,939
REITS - Warehouse & Industry - 25.5%
EastGroup Properties, Inc.	792	129,294
First Industrial Realty Trust, Inc.	1,164	49,237
Prologis, Inc.	1,974	198,880
Rexford Industrial Realty, Inc.	2,634	113,894
STAG Industrial, Inc. - Class A	1,080	35,878
Terreno Realty Corp.	2,406	128,192
		655,375
Total Real Estate Investment Trusts
(Cost $3,024,400)		2,493,931

Short-Term Investments - 2.9%
Money Market Funds - 2.9%
First American Government Obligations Fund, Class X, 5.276% (2)	75,233	75,233
Total Short-Term Investments
(Cost $75,233)		75,233

Total Investments In Securities - 100.0%
(Cost $3,099,633)		2,569,164
Liabilities in Excess of Other Assets - (0.0)% (3)		(721)
Total Net Assets - 100.0%		$2,568,443

REIT	Real Estate Investment Trust
(1)	Grouped by Bloomberg Sector Categories.
(2)	The rate shown is the annualized seven-day effective yield as of October 31, 2023.
(3)	Does not round to 0.1% or (0.1)%, as applicable.

Summary of Fair Value Exposure at October 31, 2023 (Unaudited)

The Private Real Estate Strategy via Liquid REITs ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2023:

Investments in Securities	Level 1	Level 2	Level 3	Total
Real Estate Investment Trusts (1)	$2,493,931	$—	$—	$2,493,931
Short-Term Investments	75,233	—	—	75,233
Total Investments in Securities	$2,569,164	$—	$—	$2,569,164

(1) See Schedule of Investments for industry breakout.